Earnings per $0.25 Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per $0.25 Ordinary Share
Profit for the year attributable to equity holders ($m)	$ 7,035	$ 5,955	$ 3,288
Basic earnings per Ordinary Share (in dollars per share)	$ 4.54	$ 3.84	$ 2.12
Diluted earnings per Ordinary Share (in dollars per share)	$ 4.5	$ 3.81	$ 2.11
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,550	1,549	1,548
Dilutive impact of share options outstanding (millions)	13	13	12
Diluted weighted average number of Ordinary Shares in issue (millions)	1,563	1,562	1,560